Condensed interim consolidated statements of changes in owners' equity (unaudited) - CAD ($) shares in Millions, $ in Millions	Equity contributed, Common shares	Contributed surplus	Retained earnings	Accumulated other comprehensive income	Common equity	Non-controlling interests	Total
Balance (in shares) (As previously reported) at Dec. 31, 2016	590
Balance (in shares) at Dec. 31, 2016	590
Balance (As previously reported) at Dec. 31, 2016	$ 5,029	$ 372	$ 2,474	$ 42	$ 7,917	$ 19	$ 7,936
Balance (IFRS 15 effects) at Dec. 31, 2016			1,097		1,097		1,097
Balance (IFRS 9 effects) at Dec. 31, 2016			3	(3)
Balance at Dec. 31, 2016	$ 5,029	372	3,574	39	9,014	19	9,033
Net income | IFRS 15 effects							(9)
Net income			803		803	15	818
Other comprehensive income			86	11	97	2	99
Dividends			(576)		(576)		(576)
Dividends reinvested and optional cash payments (in shares)	1
Dividends reinvested and optional cash payments	$ 23				23		23
Share option award net-equity settlement feature	$ 1	(1)
Issue of shares in business combination (in shares)	2
Issue of shares in business combination	$ 100				100		100
Change in ownership interests of subsidiary		(3)			(3)	1	(2)
Other	$ 3				3		3
Balance (in shares) at Jun. 30, 2017	593
Balance at Jun. 30, 2017	$ 5,156	368	3,887	50	9,461	37	9,498
Balance (in shares) (As previously reported) at Dec. 31, 2017	595
Balance (in shares) at Dec. 31, 2017	595
Balance (As previously reported) at Dec. 31, 2017	$ 5,205	370	2,595	51	8,221	42	8,263
Balance (IFRS 15 effects) at Dec. 31, 2017			1,195		1,195		1,195
Balance (IFRS 9 effects) at Dec. 31, 2017			4	(4)
Balance at Dec. 31, 2017	$ 5,205	370	3,794	47	9,416	42	9,458
Net income | IFRS 15 effects							(16)
Net income			800		800	9	809
Other comprehensive income			62	(41)	21	(9)	12
Dividends			(614)		(614)		(614)
Dividends reinvested and optional cash payments (in shares)	1
Dividends reinvested and optional cash payments	$ 42				42		42
Share option award net-equity settlement feature	$ 1	(1)
Change in ownership interests of subsidiary		14			14	30	44
Balance (in shares) at Jun. 30, 2018	596
Balance (IFRS 15 effects) at Jun. 30, 2018							1,179
Balance at Jun. 30, 2018	$ 5,248	$ 383	$ 4,042	$ 6	$ 9,679	$ 72	$ 9,751